DERIVATIVE LIABILITY	12 Months Ended
Mar. 31, 2015
DERIVATIVE LIABILITY [Abstract]
DERIVATIVE LIABILITY

4. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, instruments which do not have fixed settlement provisions are deemed to be derivative instruments.  Certain warrants issued to investors and placement agents (described in Note 5 and Note 6) do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future.  In accordance with the FASB authoritative guidance, the warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the applicable dates of issuance and as of March 31, 2014 and March 31, 2015, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2014	Date of Modification	March 31, 2015
Exercise Price	$0.34-0.42	$0.40-0.45	$0.34 – 0.45
Stock Price	$0.41	$0.42	$0.38
Risk-free interest rate	0.07-1.73%	1.78-2.0%	0.41 – 1.25%
Expected volatility	92.15%	84.45%	76.26%
Expected life (in years)	0.50-4.25 years	0.01 – 5.0 years	2.50 – 4.5 years
Expected dividend yield	0.00	0.00	0.00

Fair Value:	$1,438,814	$961,767	$1,406,596

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

During the year ended March 31, 2014, we recognized derivative liabilities of $1,249,025 related to the warrants issued in conjunction with the sale of the Company’s common stock. Also, during the fiscal year ended March 31, 2014, certain terms of the derivative liabilities were modified, and the aggregate incremental change in their fair values of $344,835 were accounted for as an increase in the fair value of the derivative liabilities as of date of modification (described in Note 7). Additionally, certain warrants that were accounted for as derivatives were exercised, and as such their corresponding fair value at the exercise dates of $359,734 were extinguished from the derivative liabilities balance. During the year ended march 31, 2015,  we recognized a change in the fair value of derivative liability of $193,915.  As of March 31, 2014, the aggregate fair value of the derivative liabilities was $1,438,814.

On September 10, 2014, certain terms of certain of the Company’s warrants were modified in connection with an early exercise offer made to the warrant holders, and the incremental change in their fair values of $21,218 was accounted for as an increase in the fair value of the derivative liabilities as of the date of modification and recorded as a cost to induce exercise of the warrants. Also, as part of the terms of the early exercise offer, the Company issued to such warrant holders new, replacement warrants with an aggregate fair value at their issue date of $940,549, which was accounted for as a derivative liability at the issue date (described in Note 7). All of the warrants subject to the early exercise offer, which were accounted for as derivative liabilities, were exercised in connection with such offer, and as such their corresponding fair value at the exercise date of $269,368 was extinguished from the derivative liabilities balance.

During the year ended March 31, 2015, we recognized a change in fair value of the derivative liability of $724,617. As of March 31, 2015, the aggregate fair value of the derivative liabilities was $1,406,596.